SCHEDULE OF WARRANTS OUTSTANDING (Details) - USD ($)	Jul. 31, 2025	May 16, 2025	Mar. 25, 2025	Feb. 24, 2025	Jan. 31, 2025	Jan. 29, 2025	Jan. 17, 2025	Dec. 17, 2024	Jan. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.125	$ 0.24	$ 0.24	$ 0.24	$ 0.125	$ 0.15	$ 0.24	$ 0.24	$ 0.23
Warrants outstanding	$ 53,605,070				$ 54,616,245
May Eleven Two Thousand Twenty Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.15				$ 0.15
Warrants outstanding	$ 214,400				$ 214,400
Eleven Twenty Nine Two Thousand Twenty Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.15				$ 0.15
Warrants outstanding	$ 38,326,500				$ 38,326,500
Twelve Ten Two Thousand Twenty Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.15				$ 0.15
Warrants outstanding	$ 3,015,000				$ 3,015,000
Five Eight Two Thousand Twenty Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.23				$ 0.23
Warrants outstanding	$ 1,093,470				$ 1,093,470
Eight Fourteen Two Thousand Twenty Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.24				$ 0.24
Warrants outstanding	$ 0				$ 675,000
Eleven Seventeen Two Thousand Twenty Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.24				$ 0.24
Warrants outstanding	$ 125,000				$ 125,000
Twelve Eight Two Thousand Twenty Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.24				$ 0.24
Warrants outstanding	$ 125,000				$ 125,000
Twelve Eleven Two Thousand Twenty Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.24				$ 0.24
Warrants outstanding	$ 62,500				$ 62,500
Three Twenty Eight Two Thousand Twenty Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.24				$ 0.24
Warrants outstanding	$ 10,643,200				$ 10,166,875
Six Seven Two Thousand Twenty Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.24				$ 0.24
Warrants outstanding	$ 0				$ 750,000
Nine Five Two Thousand Twenty Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.24				$ 0.24
Warrants outstanding	$ 0				$ 62,500